Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Debt
The Company’s long-term debt consists of Senior Notes, bank loans and finance leases, summarized as follows:

	December 31,
(amounts in thousands)	2018	2017

Senior Notes	$73,625	$73,625

Credit Facilities:
$409 Million Credit Facility	—	174,443
$330 Million Credit Facility	140,677	247,876
$42 Million Credit Facility	14,105	22,354
$67.5 Million Credit Facility	—	40,461
$12.5 Million Credit Facility	9,400	10,183
$27.3 Million Credit Facility	9,008	18,213
$85.5 Million Credit Facility	78,972	85,500
$38.7 Million Credit Facility	35,100	38,700
$19.6 Million Lease Financing - SBI Rumba	18,101	19,268
$12.8 Million Credit Facility	12,325	—
$19.0 Million Lease Financing - SBI Tango	18,451	—
$19.0 Million Lease Financing - SBI Echo	18,481	—
$30.0 Million Credit Facility	29,420	—
$34.0 Million Credit Facility	34,000	—
$60.0 Million Credit Facility	58,797	—
$184.0 Million Credit Facility	180,229	—
$20.5 Million Lease Financing - SBI Hermes	20,299	—
$90.0 Million Credit Facility	90,000	—
Total bank loans and lease financings outstanding	767,365	656,998
Less: Current portion	(66,156)	(49,266)
	$701,209	$607,732

	December 31, 2018			December 31, 2017
(amounts in thousands)	Current	Non-current	Total	Current	Non-current	Total
Total bank loans, financing obligations and senior notes, gross	139,781	701,209	840,990	49,266	681,357	730,623
Unamortized deferred financing costs	(1,624)	(10,801)	(12,425)	(1,129)	(13,917)	(15,046)
Total bank loans, financing obligations and senior notes, net	138,157	690,408	828,565	48,137	667,440	715,577

Schedule of Maturities of Long-term Debt

(amounts in thousands)	Principal on Bank Loans and Senior Notes	Interest on Bank Loans and Senior Notes	Financing Obligations	Total
2019	135,093	40,586	8,048	183,727
2020	70,234	32,807	8,048	111,089
2021	171,110	25,782	8,048	204,940
2022	62,824	18,515	8,048	89,387
2023	304,540	11,329	45,479	361,348
Thereafter	21,857	1,700	12,841	36,398
Total	765,658	130,719	90,512	986,889

Schedule of Long-term Debt Instruments
The Company had 12 credit agreements in place, which are all collateralized by certain of the Company’s vessels. The following is a summary of those credit agreements as of December 31, 2018.

	$330 Million Credit Facility	$42 Million Credit Facility	$12.5 Million Credit Facility	$27.3 Million Credit Facility	$85.5 Million Credit Facility	$38.7 Million Credit Facility	$12.8 Million Credit Facility	$30.0 Million Credit Facility	$60.0 Million Credit Facility	$184.0 Million Credit Facility	$34.0 Million Credit Facility	$90.0 Million Credit Facility
Date of Agreement	July 29, 2014	January 30, 2015	December 22, 2015	December 22, 2015	December 5, 2017	December 13, 2017	June 21, 2018	September 13, 2018	September 11, 2018	September 21, 2018	October 3, 2018	November 8, 2018

Total Vessels Financed
Kamsarmax	4	1	—	—	—	—	1	2	2	6	2	—
Ultramax	9	—	1	1	6	3	—	—	2	6	—	6

Interest Rate-LIBOR+	2.925%	2.970%	3.000%	2.950%	2.850%	2.850%	2.400%	2.200%	2.250%	2.400%	2.350%	2.350%

Commitment Fee	1.170%	1.120%	—%	1.180%	1.140%	0.998%	0.960%	0.880%	0.900%	0.960%	1.175%	1.000%

Maturity Date	July 29, 2021	6 years from each drawdown	December 22, 2020	5 years from each drawdown	February 15, 2023	December 13, 2022	June 15, 2023	September 18, 2023	September 14, 2023	September 21, 2023	October 3, 2025	November 8, 2023

Amount drawn down (in thousands)	294,225	48,870	11,750	23,250	85,500	38,700	12,750	29,975	60,000	184,000	34,000	90,000

Amount outstanding (in thousands)	140,677	14,105	9,400	9,008	78,972	35,100	12,325	29,420	58,797	180,229	34,000	90,000

Carrying Value of Vessels Collateralized (in thousands)	341,875	30,507	28,723	29,463	137,819	62,314	27,188	58,584	108,364	347,736	52,822	163,961

Interest and Finance Costs
For the years ended December 31, 2018, 2017 and 2016, Financial expense, net consists of:

	Year ended December 31,
(in thousands)	2018	2017	2016
Interest expense	$39,855	$27,719	$16,002
Amortization of deferred financing costs	9,582	6,085	4,137
Write off of deferred financing costs	—	470	3,781
Change in the fair value of interest rate caps	(27)	63	—
Other, net	459	625	1,001
	$49,869	$34,962	$24,921